Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Changes in goodwill are summarized as follows:

Year ended December 31	2017	2018
(in millions)	EUR	EUR

Cost
Balance at beginning of year	4,873.9	4,541.1
Effect of changes in exchange rates	(332.8)	—
Balance at end of year	4,541.1	4,541.1